Derivatives Financial Instruments by Counterparty (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional		R$ 841,676,369
Swap contract [member] | Assets [Member]
IfrsStatementLineItems [Line Items]
Notional	[1]	418,137,448		R$ 278,752,387		R$ 282,164,189
Swap contract [member] | Assets [Member] | Customers [Member]
IfrsStatementLineItems [Line Items]
Notional		152,650,125		40,241,232
Swap contract [member] | Assets [Member] | Related Parties [Member]
IfrsStatementLineItems [Line Items]
Notional		233,667,783		97,784,443
Swap contract [member] | Assets [Member] | Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Notional		31,819,540	[2]	140,726,712	[3]
Option contract [member]
IfrsStatementLineItems [Line Items]
Notional	[1]	1,130,172,099		2,043,286,085		1,446,536,133
Option contract [member] | Customers [Member]
IfrsStatementLineItems [Line Items]
Notional		1,127,446,708		23,788,051
Option contract [member] | Related Parties [Member]
IfrsStatementLineItems [Line Items]
Notional		1,641,361		922,740
Option contract [member] | Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Notional		1,084,030	[2]	2,018,575,293	[3]
Futures contract [member]
IfrsStatementLineItems [Line Items]
Notional		287,984,278	[1]	270,258,566	[1]	433,873,180
Futures contract [member] | Customers [Member]
IfrsStatementLineItems [Line Items]
Notional		287,984,278		270,258,566
Futures contract [member] | Related Parties [Member]
IfrsStatementLineItems [Line Items]
Notional
Futures contract [member] | Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Notional			[2]	267,060,326	[3]
Forward Contracts and Others [Member]
IfrsStatementLineItems [Line Items]
Notional		167,611,313	[1]	163,040,700		R$ 169,401,317
Forward Contracts and Others [Member] | Customers [Member]
IfrsStatementLineItems [Line Items]
Notional		70,457,399		67,837,797
Forward Contracts and Others [Member] | Related Parties [Member]
IfrsStatementLineItems [Line Items]
Notional		96,857,222		49,447,532
Forward Contracts and Others [Member] | Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Notional		R$ 296,692	[2]	R$ 45,755,371	[3]

[1]	Nominal value of updated contracts.
[2]	Includes trades with B3 S.A. and other securities and commodities exchanges.
[3]	Includes trades with B3 S.A. and other securities and commodities exchanges.